Acquisitions and Other Transactions	6 Months Ended
Jun. 30, 2024
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 3 - Acquisitions and Other Transactions

(a)	Acquisition of Royalty on Newmont Corporation’s Yanacocha Operations – Peru

Subsequent to quarter-end, on August 13, 2024, the Company, through a wholly-owned subsidiary, acquired from Compañía de Minas Buenaventura S.A.A. (“Buenaventura”) and its subsidiary, an existing 1.8% NSR on all minerals (the “Yanacocha Royalty”) covering Newmont Corporation’s (“Newmont”) Yanacocha mine and adjacent mineral properties, including the Conga project, located in Peru.

Consideration for the Yanacocha Royalty consists of $210.0 million paid in cash on closing, plus a contingent payment of $15.0 million payable in Franco-Nevada common shares (equivalent to 118,534 common shares determined as of the date of the agreement), payable upon the Conga project achieving commercial production for a full year prior to the 20th anniversary of closing.

Franco-Nevada will also hold a right of first refusal on the sale by Buenaventura of certain of their royalty interests, including incremental royalties on Conga and other deposits.

The acquisition of the Yanacocha Royalty is effective July 1, 2024.

(b)	Acquisition of Gold Stream on SolGold plc’s Cascabel Copper-Gold Project – Ecuador

Subsequent to quarter-end, on July 15, 2024, the Company acquired, through its wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNB”), a gold stream (the “Cascabel Stream”) from SolGold plc (“SolGold”) with reference to production from the Cascabel project located in Ecuador. FNB and Osisko Gold Royalties Ltd.’s subsidiary, Osisko Bermuda Limited (“Osisko”), have syndicated a stream financing package on a 70%/30% basis. FNB will provide a total of $525.0 million and Osisko a total of $225.0 million for a total combined funding of $750.0 million as follows:

●	FNB will provide $70.0 million and Osisko $30.0 million for a total of $100.0 million in pre-construction funding available as three equal sized staged payments. FNB funded an upfront deposit of $23.4 million at closing, and will fund two additional staged deposits of $23.3 million each, subject to completion of key development milestones.
●	FNB will make $455.0 million available and Osisko will make $195.0 million available for a total of $650.0 million towards construction. Funding is subject to customary conditions including receipt of all material permits, a construction decision approved by the SolGold board of directors and the remainder of the required project financing being available.

Stream deliveries attributable to FNB are based on gold production from the Cascabel property, according to the following schedule:

●	14.0% of gold produced in concentrate until 525,000 ounces of gold have been delivered.
●	Thereafter, 8.4% of gold produced in concentrate for the remaining life of mine.

SolGold will receive 20% of the spot gold price for each ounce of gold delivered.

Other terms include:

●	In the event of a change of control within five years from closing, FNB has the option to terminate the Cascabel Stream and receive repayment of the deposit that has been advanced by such date plus a return. If not elected, SolGold may purchase 50% of the Cascabel Stream if the change of control occurs within three years from closing and 33.33% of the Cascabel Stream if the change of control occurs in the following two years for a one-time gold payment equal to a 15.0% internal rate of return on the portion of the deposit being bought back that has been advanced by such date, plus a change of control fee.
●	FNB and Osisko have obtained a right of first refusal on any future royalties or streams over the Cascabel concession and the Cascabel Stream applies to any production from other properties owned by SolGold that is processed through the project mill or infrastructure.
●	The Cascabel Stream has adjustment mechanisms in the event of changes to the scale or timeline of development. SolGold and certain of its subsidiaries will provide FNB and Osisko with corporate guarantees and security over their assets related to the Cascabel project.
●	FNB has agreed to contribute to environmental and social initiatives carried out by SolGold in the vicinity of the project for $750,000 over a 3-year period on a 70%/30% basis with Osisko.
(c)	Private Placement with G Mining Ventures Corp.

Subsequent to quarter-end, on July 12, 2024, the Company completed a private placement of $25 million with G Mining Ventures Corp. (“G Mining Ventures”) at a price of C$2.279 per share.

(d)	Term Loan with EMX Royalty Corporation

On June 19, 2024, the Company, through a wholly-owned subsidiary, entered into a term loan agreement with EMX Royalty Corporation (“EMX”) of $35.0 million (the “EMX Term Loan”). As at June 30, 2024, no amount had been advanced under the EMX Term Loan. The Company advanced the full amount of the loan to EMX subsequent to quarter-end, on August 9, 2024 (net of a commitment fee equal to 1% of the principal amount).

The EMX Term Loan is a senior secured term loan which matures on July 1, 2029. Interest is payable monthly at a rate equal to the 3-Month Term Secured Overnight Financing Rate (“3-Month SOFR”) plus an applicable margin based on EMX’s net debt to adjusted EBITDA ratio. During each year, EMX may prepay $10.0 million of the principal amount outstanding without penalty, on a cumulative basis.

(e)	Term Loan with SolGold

On May 13, 2024, the Company provided a $10.0 million term loan to SolGold (the “SolGold Term Loan”) which was repaid subsequent to quarter-end, on July 17, 2024. The SolGold Term Loan had a maturity date of July 19, 2024 and carried an interest rate of 12% per annum with interest payments deferred until maturity. Interest earned on the SolGold Term Loan is included in revenue for the three and six months ended June 30, 2024.

The SolGold Term Loan has been accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9. Refer to Note 6 (b) for further details.

(f)	Funding of G Mining Ventures Term Loan for the Tocantinzinho Project – Brazil

On April 19, 2024, the Company funded, through a wholly-owned subsidiary, a second and final advance of $33.0 million to G Mining Ventures pursuant to a term loan agreement in connection with the Tocantinzinho gold project (the “G Mining Ventures Term Loan”). Together with the initial advance of $42.0 million on January 29, 2024, the Company has met the total commitment of $75.0 million under the G Mining Ventures Term Loan.

The G Mining Ventures Term Loan is a 6-year term loan, which bears interest at a rate of 3-Month SOFR +5.75% per annum, reducing to 3-Month SOFR +4.75% per annum after completion tests have been achieved at the Tocantinzinho project. Interest earned on the G Mining Ventures Term Loan is included in revenue for the three and six months ended June 30, 2024.

The G Mining Ventures Term Loan is accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9. Refer to Note 6 (a) for further details.

(g)	Acquisition of Royalty on Claims in the Stewart Mining Camp and Private Placement with Scottie Resources Corp. – British Columbia, Canada

On April 15, 2024, the Company acquired a 2.0% gross production royalty on all minerals produced on Scottie Resources Corp.’s (“Scottie”) claims in the Stewart Mining Camp in the Golden Triangle in British Columbia, Canada, for a purchase price of $5.9 million (C$8.1 million).

In addition, the Company acquired 5,422,994 common shares of Scottie at a price of C$0.18 per common share for an aggregate of $0.7 million (C$1.0 million).

The acquisition of the gross production royalty has been accounted for as an acquisition of a mineral interest and the common shares of Scottie has been accounted for as an equity investment designated at FVTOCI.

(h)	Receipt of Séguéla Royalty Buy-Back – Cote d’Ivoire

On March 30, 2024, Fortuna Mining Corp. (“Fortuna”) exercised its option to buy-back 0.6% of the Company’s initial 1.2% NSR on the Séguéla mine, such that the Company’s NSR on the Séguéla mine is now 0.6%. Fortuna paid Franco-Nevada $6.5 million (A$10 million) on April 1, 2024 for the exercise of the buy-back option.

The transaction has been accounted for as a disposal of a mineral interest.

(i)	Amendments to Condestable Gold and Silver Stream – Peru

On March 27, 2024, the Company amended, its precious metal stream agreement with reference to the gold and silver production from the Condestable mine in Peru, owned and operated by a subsidiary of Southern Peaks Mining LP, a private company, by advancing, through a wholly-owned subsidiary, an additional up-front deposit of $10.0 million for a total combined deposit of $175.0 million. Under the amended agreement, following the end of the fixed delivery period on December 31, 2025, Franco-Nevada will receive 63% of the gold and silver contained in concentrate until a cumulative total of 87,600 ounces of gold and 2,910,000 ounces of silver have been delivered (the “Variable Phase 1 Deliveries”), then 37.5% over the remaining life of the mine (the “Variable Phase 2 Deliveries”). The March 2024 amendment increased the Variable Phase 2 Deliveries from 25% to 37.5%.

The transaction has been accounted for as an acquisition of a mineral interest.

(j)	Acquisition of Silver Royalty on Stibnite Gold Project – U.S.

On March 21, 2024, the Company acquired, through a wholly-owned subsidiary, a NSR interest covering all of the payable silver production from the Stibnite Gold project in Idaho, U.S, for a purchase price of $8.5 million.

The transaction has been accounted for as an acquisition of a mineral interest.

(k)	Exercise of Option by EMX for an Effective NSR Interest on Caserones – Chile

On January 19, 2024, EMX exercised an option to acquire a portion of the Company’s effective NSR on the Caserones mine for a price of $4.7 million, such that the Company’s effective NSR on Caserones is now 0.517%.

The transaction has been accounted for as a disposal of a mineral interest.

(l)	Acquisition of Royalties on Pascua-Lama Project – Chile

On January 3, 2024, the Company acquired, through a wholly-owned subsidiary, an additional interest in the Chilean portion of Barrick Gold Corporation’s Pascua-Lama project for a purchase price of $6.7 million. Including the interests the Company acquired in August 2023, at gold prices exceeding $800/ounce, the Company now hold a 2.941% NSR (gold) and a 0.588% NSR (copper) on the property.

The transaction has been accounted for as an acquisition of a mineral interest.

(m)	Acquisition of Additional Natural Gas Royalty Interests in Haynesville – U.S.

On January 2, 2024, the Company, through wholly-owned subsidiaries, closed the acquisition of a royalty portfolio in the Haynesville gas play in Louisiana and Texas for a total purchase price of $125.0 million. The Company had funded an initial deposit of $12.5 million in November 2023, when it entered into the agreement. The remainder of the purchase price of $112.5 million was funded upon closing of the transaction in January 2024.

The transaction was accounted for as an acquisition of a royalty interest.

(n)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

The Company, through a wholly-owned subsidiary, have a strategic relationship with Continental Resources Inc. (“Continental”) to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights within Continental’s areas of operation. Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $5.3 million and $19.1 million for Q2 2024 and H1 2024, respectively (Q2 2023 – $3.5 million and H1 2023 - $5.9 million, respectively). As at June 30, 2024, Franco-Nevada’s cumulative investment in the Royalty Acquisition Venture totaled $469.3 million and Franco-Nevada has remaining commitments of up to $50.7 million.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.